Long-term Investments - Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term Investments
Investment related impairment	$ 23,642	$ 71,081	$ 106,800
Intangible assets writeoff	15,400	15,400
Impairment charges		$ 14,200
Online education company
Long-term Investments
Impairment charges	$ 15,900
Yixia Tech
Long-term Investments
Investment related impairment			$ 75,300